Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 6) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total		$ 6,404	$ 543	$ 679
Gains on disposals of investments	$ 14,507
Other income expenses [Member]
Adjust previous year application method of participation		(664)	500	(721)
Impairment of interests in joint ventures		(8,802)	0	0
Sales of investments		13,748	0	7,636
Others		2,122	43	(6,236)
Total		$ 6,404	$ 543	$ 679